Share Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 16, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options outstanding and unvested		1,560	1,339	1,507	270	335
Adjustment to additional paid in capital share based compensation		$ 1,300	$ 1,777	$ 6,696	$ 6,376
Stock Issued During Period, Value, Issued for Services			1,539	31,033	32
Stock options vesting period		3 years
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation		$ 1,300	$ 3,316	$ 37,729	$ 6,376
Consulting Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares subscribed but not issued				250,000
Consulting Stock Awards [Member] | Blue Horizon Advisors LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period shares issued for services				400,000
Common stock shares subscribed but not issued				1,000,000
Consulting Stock Awards [Member] | Volume Weighted Average Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share				$ 21.94
Consulting Stock Awards [Member] | Volume Weighted Average Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share				29.25
Consulting Stock Awards [Member] | Volume Weighted Average Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share				36.57
Consulting Stock Awards [Member] | Volume Weighted Average Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share				$ 43.88
Consulting Stock Awards [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation				$ 7,800
Adjustment to additional paid in capital share based compensation				$ 13,200
Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance				2,500,000
Share based compensation by share based award number of shares available for issuance				2,400,000
Share based compensation by share based award options outstanding and unvested		1,600,000
Share based compensation by share based award unvested options unrecognized compensation		$ 7,800		$ 5,000
Share based compensation by share based award total compensation not yet recognized period for recognition	3 years
Share based compensation by share based award non vested options intrinsic value		13,200
Share based compensation by share based award options vested and expected and to vest aggregate intrinsic value		$ 13,200
Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] | Fully Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options vested and expected to vest weighted average remaining contractual term		1 year 4 months 24 days	2 years 4 months 24 days
Share based compensation by share based award aggregate instrinsic value of stock options excercised		$ 800	$ 2,900
Two Thousand And Twenty Two Equity Compensation Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award total compensation not yet recognized period for recognition		2 years 3 months 18 days
Two Thousand And Twenty Two Employee Stock Option Plan Of The Predecessor Company [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award number of shares authorized for issuance as a percentage of common stock				5.00%
Share based compensation by share based award term of award				3 years
Advisory Adgreement Dated April Twenty six Two Thousand Twenty One [Member] | Blue Horizon Advisors LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during the period shares issued for services				600,000
Stock Issued During Period, Value, Issued for Services				$ 10,000